Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 8,352,624
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,946,293
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,971,541
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,434,790
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	442,430	$ 382,641
Fair value of the hedging derivatives, Assets	2,873	2,386
Fair value of the hedging derivatives, liabilities	2,182	3,709
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,620	618
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	195,424	145,770
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	210,329	172,030
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	36,677	64,841
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	72,527	69,845
Fair value of the hedging derivatives, Assets	1,164	887
Fair value of the hedging derivatives, liabilities	377	972
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	3,258	(328)
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	29,207	30,110
Fair value of the hedging derivatives, Assets	1,008	884
Fair value of the hedging derivatives, liabilities	366	796
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	713	609
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	41,233	38,508
Fair value of the hedging derivatives, liabilities	8	76
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,625	(649)
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,087	1,227
Fair value of the hedging derivatives, Assets	156	3
Fair value of the hedging derivatives, liabilities	3	100
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	920	(288)
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,831	21,894
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,559	15,853
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,462	5,542
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,810	499
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	53,103	47,760
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,648	14,257
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	38,178	32,775
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	277	728
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,593	191
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,593	191
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	39,742	34,419
Fair value of the hedging derivatives, Assets	15	86
Fair value of the hedging derivatives, liabilities	106	133
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(267)	(838)
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,658	2,603
Fair value of the hedging derivatives, Assets	15	86
Fair value of the hedging derivatives, liabilities	106	133
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(51)	(63)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,084	31,816
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(216)	(775)
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	39,742	34,419
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,658	2,603
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,084	31,816
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	330,161	278,377
Fair value of the hedging derivatives, Assets	1,694	1,413
Fair value of the hedging derivatives, liabilities	1,699	2,604
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(1,371)	1,784
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	41,491	43,676
Fair value of the hedging derivatives, Assets	1,617	1,340
Fair value of the hedging derivatives, liabilities	758	1,440
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	51	(73)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	267,334	209,012
Fair value of the hedging derivatives, Assets	77	73
Fair value of the hedging derivatives, liabilities	926	1,125
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(2,116)	1,531
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,336	25,689
Fair value of the hedging derivatives, liabilities	15	39
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	694	326
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	137,851	89,457
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,249	15,413
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	118,011	60,917
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,591	13,127
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	157,226	124,270
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,647	21,510
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	117,322	93,141
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,257	9,619
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	35,084	64,650
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,595	6,753
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,001	54,954
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 488	$ 2,943